Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) - WCS Forward Prices $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / bbl	Dec. 31, 2022 CAD ($)
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity price range | $ / bbl	10.00
Increase	$ (21)	$ (68)
Decrease	$ 45	$ 157